UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	74	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:

(317) 917-7000

Anthony J. Ghoston

President

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Sound Mind Investing

Managed Volatility Fund

PROSPECTUS

__________, 2006

INVESTMENT OBJECTIVE:

Long-Term Capital Appreciation

With Less Volatility than U.S. Equity Markets

422 Washington Street

Columbus, IN 47201

(877) 764-3863

www.smifund.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY RISK/RETURN SUMMARY

Investment Objective

Sound Mind Investing Managed Volatility Fund (the "Fund”) seeks to provide long-term capital appreciation with less volatility than broad U.S. equity markets.

Principal Strategies

The Fund seeks to achieve its objective by investing in a diversified portfolio of other mutual funds using a “fund upgrading” strategy. The Fund seeks to achieve lower volatility through asset allocation across appropriate asset classes (represented by the underlying mutual funds) and the use of derivative transactions to hedge the Fund’s exposure to volatility with respect to underlying funds or the equity markets generally. In connection with its hedging strategy, the Fund may invest in futures contracts and options on futures contracts and may engage in short sales.

Fund Upgrading Strategy. The Fund’s advisor, SMI Advisory Services, LLC, uses a fund upgrading strategy. The advisor begins by ranking over 1,000 open end mutual funds and exchange traded funds by asset class into the following asset allocation categories: small-cap growth, small-cap value, large-cap growth, large-cap value, and international. The advisor then ranks the funds within each category, based on the advisor’s performance model and screening process. The Fund typically purchases shares of highly ranked funds in each category. On an ongoing basis, the advisor monitors the performance of a wide universe of funds, and upgrades the Fund’s portfolio by moving assets into those funds deemed by the advisor to be most attractive at the time of analysis. This upgrading process is designed to invest the Fund’s assets in underlying funds that demonstrate superior current performance relative to their peers as determined by the advisor.

When categorizing funds, the advisor typically divides those funds normally referred to as “mid-cap” between the “large-cap” and “small-cap” categories, and typically divides mutual funds that are not managed with either a clear growth or value investment strategy, often called “core” or “blend” funds, between the “growth” and “value” categories. The advisor believes that defining these categories broadly makes available a wide range of investment opportunities to the Fund, while still maintaining appropriate diversification. The total amount of the Fund’s investment allocated to each asset class will vary based on the advisor’s assessment of current economic and market conditions. The advisor reserves the right to modify its asset allocation model. When ranking funds within an asset allocation category, the advisor ranks highest those funds that it believes demonstrate superior current performance. Although current performance is the advisor’s primary consideration in selecting underlying funds, other criteria may also be considered once the advisor has identified the top performing funds. These secondary criteria include, but are not limited to: the fund’s asset level and flows, management characteristics and experience, redemption or other fee policies, and historical volatility.

The advisor believes that while market and economic conditions are constantly changing, most mutual funds’ portfolio managers rarely change their investment approach. As a result, funds that lead their peer group under one set of economic conditions often lag their peer group when those conditions change, and few funds are consistent leaders during all types of market conditions. The advisor believes that the best approach is to continuously invest only in those funds that currently demonstrate market leadership. As conditions change, the advisor uses its upgrading strategy to move assets from those underlying funds that performed well under prior economic and market conditions into different funds that are better suited, in the advisor’s opinion, to the newly emerging economic and market conditions. This approach seeks to utilize the talents of the top-performing mutual funds’ portfolio managers within their specific areas of expertise, while also seeking to direct assets only to those portfolio managers whose investment styles are particularly well suited to the current economic and market environment.

Hedging Strategy. In an attempt to lower the Fund’s volatility compared to broad U.S. equity markets, the Fund will engages in short sales in an attempt to dampen the impact of movements in the equity markets. The advisor believes its hedging strategies will both lower the Fund’s volatility, and reduce its correlation to the broad U.S equity markets, as compared to traditional domestic equity investments. The Fund’s hedging strategies are referred to as derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument.

For example, the Fund may sell short broad-based equity futures contracts. A futures contract is a standardized contract, traded on a futures exchange. Typically, the Fund will write a contract to sell shares of a broad-based equity index at a certain date in the future at a pre-set price. The futures contract gives the holder (the Fund) the right and obligation to close the futures position by buying back the short futures position, effectively closing out the futures position and its contract obligations. If the equity markets fall, the Fund will profit from its position (reducing the impact of the market loss). Conversely, if markets rise, the Fund will suffer a loss on its position (reducing the impact of the market gain).

The Fund also may sell (write) broad-based equity index futures contracts or futures contracts on products that track broad-based equity indices in order to decrease exposure to the underlying equities market that the futures contract represents. The choice of market indices used for hedging will be based on the advisor’s consideration of the underlying funds in the Fund’s portfolio and the liquidity of the futures contracts on such equity indices. As another hedge, the Fund may engage in short sales of exchange-traded funds (“ETFs”) or may purchase put options on ETF shares for the same reasons it would sell futures contracts—to hedge the Fund’s portfolio against broad equity market exposure. Depending on the market, the holding period and other factors, the use of options on ETF shares can be less costly than using stock index futures. In addition, options on ETF shares typically may be purchased in amounts that are smaller than amounts available through futures contracts, and they can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

The Fund will engage in these derivative strategies only for hedging purposes, and not for speculative purposes. The Fund may hedge up to 100% of the value of the equity securities in its portfolio. The advisor will determine the hedging strategy to be used based on the advisor’s analysis of a number of factors including, but not limited to, market trends, fundamental analysis, technical analysis, or the performance of the Fund’s underlying funds. The Fund’s transactions in futures contracts, and short sales of ETF shares and options on such ETF shares are subject to special tax rules, as well as regulations governing wash sales, straddle transactions and certain other types of transactions. These rules can adversely affect the amount, timing and characteristics of distributions to shareholders.

Underlying Funds. The Fund may invest in open end mutual funds and ETFs using its fund upgrading strategy. The underlying funds in which the Fund invests may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying funds also may use derivatives. A portion of the Fund’s assets may be invested in short-term cash instruments including repurchase agreements, short-term debt instruments, and money market funds, pending selection of underlying funds that meet the advisor’s investment criteria.

Because the advisor’s strategy involves buying and selling mutual funds frequently as conditions dictate, the Fund typically purchases underlying funds that do not charge a sales load, or that waive the sales load (typically referred to as “no-load” or “load-waived” funds). However, the Fund is not precluded from investing in underlying mutual funds with sales-related expenses, including redemption fees and/or 12b-1 fees. The advisor expects that the Fund will experience a high portfolio turnover rate. You may incur expenses associated with frequent capital gains distributions by the underlying funds, and you also may incur higher transaction costs because of high portfolio turnover in the underlying funds. Because the Fund will bear its share of the fees and expenses of the underlying funds, you will pay higher expenses than would be the case if you invested directly in these funds. The Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting funds for investment, the Fund will not be precluded from investing in an underlying fund with a higher than average expense ratio.

The Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the investment practices, policies or decisions of the underlying funds. The Fund’s only option is to liquidate its investment in an underlying fund in the event of dissatisfaction with the fund. An underlying fund may limit the Fund’s ability to sell its shares of the underlying fund at certain times. In these cases, such investments will be considered illiquid. The Fund may invest in underlying funds to the maximum extent permitted by the Investment Company Act of 1940 and SEC exemptive orders from the Act. This means that the Fund may invest a substantial portion of its assets in a single underlying fund, or the Fund may own a substantial portion of the outstanding shares of an underlying fund.

The fund upgrading strategy used by the advisor is similar to the strategy recommended by the Sound Mind Investing Newsletter, a monthly publication that provides performance data on various investment companies, including mutual funds, and includes rankings and recommendations. The publisher of the Newsletter is, indirectly, a controlling person of the advisor. Although underlying funds purchased by the Fund will generally be highly ranked in the Newsletter, the Fund may also invest in funds not included in the Newsletter, including funds not available to the general public but available to the Fund, such as load-waived and institutional share classes. While the Newsletter is published once a month, the Fund’s advisor monitors the Fund’s investments on a regular basis using a broader fund universe than is typically considered for the Newsletter, and adjusts the Fund’s investments accordingly. As a result, the Fund’s investments may vary from the upgrading funds recommended in the Newsletter.

Principal Risks of Investing in the Fund

•

Management Risk. The advisor’s strategy may fail to produce the intended results. There also is the risk that investment strategies employed by the portfolio managers of the underlying funds may not result in an increase in the value of the underlying funds and, therefore, that the value of the Fund’s investment in the underlying funds may not increase, or may actually decrease.

•	Underlying Mutual Funds Risks.

1.         Generally. When the Fund invests in another mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition, the Fund may also incur increased trading costs as a result of the fund upgrading strategy.

2.         Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•

Style Risk. The Fund may invest in underlying funds that use growth- and/or value-oriented investing styles, or other styles. If the underlying fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the underlying fund’s return and ultimately reducing the Fund’s return, or causing it to lose money on the investment. With respect to underlying value funds, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the advisor believes are their full value. They may even decrease in value.

•	Small- and Mid-Cap Risk. To the extent the Fund invests in other investment companies that invest in small- and mid-cap companies, the Fund will be subject to additional risks. These include:
•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•

The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
•

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares. Although the advisor will attempt to reduce volatility through its hedging strategies, there can be no assurances that these strategies will be successful. If the indices underlying the Fund’s futures contracts or options positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for a futures contract or option becomes is illiquid, the volatility of the Fund may actually increase. Also, because derivatives also involve the use of leverage, a small investment in derivatives potentially could have a large impact on the Fund’s volatility; and certain gains or losses will be amplified, increasing movements in the share price of the Fund.

•

Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

•

Foreign Securities Risk. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the market of developed countries with more mature economies.

•

Concentration Risk. To the extent that underlying funds in which the Fund invests concentrate their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

•

Derivatives Risk. The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks. The value of derivative investments may rise or fall more rapidly than other investments, and could result in the Fund or an underlying fund losing more than the amount invested in the derivative instrument in the first place. There is also risk that the advisor could be incorrect in its expectations about the direction or extent of various markets. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the expenses involved may cause the Fund’s return to be less than if hedging had not taken place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses. The Fund also could experience losses that reduce its returns if the indices underlying its derivative positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for an option or futures contract becomes illiquid. Derivatives typically involve the use of leverage and, as a result, a small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments. Risks specific to various types of hedging strategies that could be utilized by the Fund or an underlying fund are as follows:

1. Futures Contract Risk. Investments in futures contracts involve substantial risks. The low margin or premiums normally required in trading index futures contracts may provide a large amount of leverage, and a relatively small change in the underlying index or price of the contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. In addition, the Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low.

2. Put Options Risk. Specific market movements of an option and the underlying security cannot be predicted with certainty. When the Fund purchases a put option on ETF shares to hedge the portfolio, it is subject to the risk that it may lose its entire investment in the option if the Fund fails to exercise the option within the stated time period, or if it is otherwise unable to exercise the option as a result of restrictions imposed by applicable regulators.

3.         Short-Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero. When the Fund short sells ETF shares that it owns (or has the right to obtain), it will set aside ETF shares equivalent in kind and amount to the short sale (or other securities exchangeable into such ETF shares) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing such short sales. Until the Fund replaces any borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management. The Fund also will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales.

•

Non-Diversification Risk. Underlying funds in which the Fund invests may be non-diversified under the Investment Company Act of 1940. This means that there is no restriction under the Investment Company Act on how much the underlying fund may invest in the securities of a single issuer. Therefore, the value of the underlying fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

•

Market Timing Risk. Because the Fund does not consider underlying funds’ policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and therefore may affect the performance of the Fund.

•	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is the Fund right for you?

The Fund may be suitable for:

▪	long-term investors seeking capital appreciation with the potential for lower volatility compared to broad U.S. equity markets
▪	investors who want exposure to a broad range of asset classes within the convenience of a single fund; and
▪	investors who want to hire a professional to shift their assets between different types of investments as market conditions change.

General

The investment objective of the Fund may be changed without shareholder approval.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, money market funds, repurchase agreements or money market instruments. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

How has the Fund performed in the past?

The Fund recently commenced operations and, as a result, has no prior performance history.

FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

1 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, the Fund typically charges a 2.00% redemption fee on shares redeemed within 90 calendar days after they are purchased.

2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

3 The Fund will indirectly bear its proportionate share of all fees and expenses of the underlying funds in which it invests. The underlying funds purchased by the Fund may have expense ratios (as indicated by the underlying fund’s prospectus) as high as 2.50%. Therefore, the Fund will incur higher expenses than indicated in the table above or example below, which do not indicate the fees and expenses of the underlying funds. Actual expenses are expected to vary with changes in the allocation of the Fund’s assets among the various underlying funds in which it invests.

4 Based on estimated amounts for the initial fiscal year.

5 The advisor contractually has agreed to waive its management fee and/or reimburse expenses, but only to the extent necessary to maintain the Fund’s total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), at 1.50% of the Fund’s average daily net assets through October 31, 2008. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurs, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

Example:

Based on the costs above, this example helps you compare the expenses of the Fund’s shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$153	$564

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

The minimum initial investment in the Fund is $5,000 ($2,500 for retirement accounts or custodial accounts and $1,000 for automatic investment plans). The advisor may, in its sole discretion, waive this minimum in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - Your initial purchase request must include:

•	a completed and signed investment application form (which accompanies this Prospectus); and
•	a check (subject to the minimum amount) made payable to Sound Mind Investing Managed Volatility Fund.

Mail the application and check to:

U.S. Mail:	Sound Mind Investing Managed Volatility Fund
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight:	Sound Mind Investing Managed Volatility Fund
c/o Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 764-3863 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

•	your name
•	the name of your account(s)
•	your account number(s)
•	a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (877) 764-3863 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Please contact Shareholder Services at (877) 764-3863 for information regarding opening an IRA or other retirement account. Please consult with an attorney or tax advisor regarding these plans. The advisor has chosen to pay the custodial fees for IRAs. However, the Fund reserves the right to charge shareholders for this service in the future.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Sound Mind Investing Managed Volatility Fund
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight: Sound Mind Investing Managed Volatility Fund
c/o Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call Shareholder Services at (877) 764-3863 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund by calling Shareholder Services at (877) 764-3863. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Fund Policy on Market Timing. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees also has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. A 2.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within 90 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 90-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be retained by the Fund for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Additional Information - If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 764-3863. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without fair value pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders. However, there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. Investments in derivatives, such as futures contracts and options on futures contracts, are more likely to trigger fair valuation than investments in other securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund declares and pays dividends at least annually.

Taxes. Investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

The Fund will normally distribute net realized capital gains to its shareholders once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital. Special rules govern the treatment of certain gains from hedging strategies which may result in only a portion of any such gains being taxed at long-term capital gains rates.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”) and the Tax Increase Prevention and Reconciliation Act of 2005 (the “2005 Tax Act”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions	Ordinary income rate

Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*

Sales of shares

(including redemptions) owned	Gains taxed at generally maximum 15%
more than one year	on non-corporate taxpayers*

Sales of shares

(including redemptions) owned	Gains are taxed at the same rate as ordinary
for one year or less	income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2010.

Under the 2003 and 2005 Tax Acts, effective for taxable years after December 31, 2002 through December 31, 2010, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUND

Investment Advisor

SMI Advisory Services, LLC, 422 Washington Street, Columbus, IN 47201, serves as the advisor to the Fund. The advisor has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio. The advisor sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by portfolio companies. The advisor also manages the Sound Mind Investing Fund which, as of August 31, 2006, had assets in excess of $145 million.

The advisor is a joint venture between Omnium Investment Company, LLC, and Marathon Partners, LLC. Omnium was formed in 2005 by Anthony Ayers and Eric Collier, each a Portfolio Manager of the Fund, and other senior managers of Omnium Capital. Marathon Partners was formed in 2005 by Mark Biller, Senior Portfolio Manager of the Fund, Austin Pryor and other managers of Sound Mind Investing, a Christian non-denominational financial newsletter. Mr. Pryor is the publisher, and Mr. Biller is the Executive Editor of the Sound Mind Investing newsletter.

The Fund is authorized to pay the advisor a fee based on the Fund’s average daily net assets as follows:

Fund Assets	Management Fee
$1 - $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%

The advisor contractually has agreed to waive its management fee and/or reimburse expenses, but only to the extent necessary to maintain the Fund’s total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), at 1.50% of the Fund’s average daily net assets through October 31, 2008. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

The advisor, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Fund’s initial report to shareholders will contain information about the factors that the Board of Trustees considered in approving the Fund’s management agreement.

Portfolio Managers. The advisor’s investment team responsible for managing the day-to-day investment operations of the Fund consists of the following portfolio managers.

▪Mark Biller, Senior Portfolio Manager. Mr. Biller has ultimate decision-making authority regarding all portfolio decisions and trading practices of the Fund. His duties involve researching and selecting the underlying funds in which the Fund invests, upgrading the Fund’s investments in underlying funds and determining the overall allocation among style categories, and implementing the Fund’s hedging strategy. Since November, 2005, Mr. Biller has been the senior portfolio manager for the Sound Mind Investing Fund. In addition to his duties at the advisor, Mr. Biller is the Executive Editor of the Sound Mind Investing newsletter. He joined Sound Mind Investing in January 2000 and he is responsible for co-managing the newsletter and online business of Sound Mind Investing. Mr. Biller’s writings on a broad range of financial and investment topics have been featured in a variety of national print and electronic media, and he has also appeared as a financial commentator for various national and local radio programs. The Sound Mind Investing newsletter was first published in 1990 and currently has over 11,000 subscribers. Since it was first published 16 years ago, the newsletter has provided recommendations to tens of thousands of subscribers using a variety of investment strategies, including the fund upgrading strategy that is used by the Fund. Sound Mind Investing does not manage accounts for readers and readers independently make their own determinations whether to accept investment recommendations published in the newsletter. Mr. Biller earned his B.S. in Finance from Oral Roberts University in 1994, and worked for several years in the tax software business before joining Sound Mind Investing.

▪    Eric Collier, CFA. Mr. Collier is a co-Portfolio Manager responsible for researching and selecting the Fund’s investments, determining overall allocation among style categories, implementing the Fund’s hedging strategy, and trading, subject to the ultimate decision-making authority of the Senior Portfolio Manager. Since November, 2005, Mr. Collier has served as co-portfolio manager for the Sound Mind Investing Fund. In addition to his duties at the advisor, Mr. Collier is a co-founder of Omnium Capital, LLC. At Omnium Capital, he jointly oversees the firm’s portfolio management services and he conducts analytical and quantitative research, trading, and risk management. Prior to co-founding Omnium Capital in 2001, Mr. Collier worked at Oxford Group, Ltd, a fee-only financial services firm from April 2000 to February 2001. At Oxford Group, Mr. Collier provided investment advice to several high net-worth individuals concentrating on investment and financial planning strategies. Mr. Collier was an Investment Analyst and Registered Investment Advisor Representative for Webb Financial Advisors, an investment advisory firm, from 1997 to 2000, where he was responsible for due diligence and manager selection on large capitalized growth and value securities, small capitalized growth and value securities, international capitalized securities, and fixed income securities. Mr. Collier graduated from Indiana University with a B.S. in Finance in 1998. He also studied at the University of Maastricht in the Netherlands in the International Business Program. He has received the Chartered Financial Analyst (“CFA”) designation, and he is a member of the CFA Institute (formerly the Association for Investment Management and Research (“AIMR”)) and a member of the Investment Management Association of Indianapolis.

▪    Anthony Ayers, CFA. Mr. Ayers is a Co-Portfolio Manager responsible for researching and selecting the Fund’s investments, determining overall allocation among style categories, implementing the Fund’s hedging strategy, and trading, subject to the ultimate decision-making authority of the Senior Portfolio Manager. Since November, 2005, Mr. Ayers has also served as co-portfolio manager for the Sound Mind Investing Fund. In addition to his duties at the advisor, Mr. Ayers is a co-founder of Omnium Capital, LLC. At Omnium Capital, he also conducts analytical and quantitative research, trading, and risk management. Mr. Ayers helped develop the advisor’s risk management procedures and a proprietary daily risk management reporting system. Prior to co-founding Omnium Capital in 2001, Mr. Ayers was an Investment Analyst at Oxford Group, Ltd. from July 2000 to February 2001, where he was responsible for performing manager searches and due diligence on various mutual fund portfolio managers specializing in large capitalized growth and value securities, small capitalized growth and value securities, international capitalized securities, and fixed income securities. Mr. Ayers was a Senior Investment Representative for Charles Schwab from April 1995 to June 2000, where he assisted high net-worth clients with developing and trading complex option strategies, hedging concentrated portfolios, constructing diversified investment portfolios, risk management, and making individual stock and mutual fund recommendations. Mr. Ayers graduated from Indiana University with a B.S. in Finance in 1996, and he is a CFA charter holder.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers, including each portfolio manager’s compensation, other accounts that he manages, and ownership of Fund shares.

FINANCIAL HIGHLIGHTS

Because the Fund recently commenced operations, there are no financial highlights available at this time.

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The reports include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current SAI and, when available, the Fund’s Annual and Semi Annual Reports, by contacting Shareholder Services at (877) 764-3863. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Fund’s SAI and Annual and Semi-Annual Reports to Shareholders also will be made available, free of charge, at the Fund’s web site at www.smifund.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0109.

Investment Company Act #811-21237

SOUND MIND INVESTING MANAGED VOLATILITY FUND

Statement of Additional Information

_________________, 2006

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus of Sound Mind Investing Managed Volatility Fund dated ______, 2006. A free copy of the prospectus can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at (877) 764-3863.

DESCRIPTION OF THE TRUST AND FUND

Sound Mind Investing Managed Volatility Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on ___________, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is SMI Advisory Services, LLC (the “Advisor”).

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. The Fund currently offers one class of shares, and may offer additional classes of shares in the future.

In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s prospectus and this SAI.

The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s initial annual report will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

A.          Investment Companies Securities. Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will invest primarily in the securities of other investment companies (underlying funds). The Fund may invest in other mutual funds, money market funds, and exchange-traded funds (“ETFs”), including ETFs that hold portfolio of securities which closely tracks the price performance and/or dividend yield of various indices, and other closed-end funds. When the Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative.

Popular ETFs include SPDRs, DIAMONDS and QQQQs. SPDRs are S&P Depositary Receipts that represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of securities that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs.

The Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

B.          Equity Securities. The Fund may invest primarily in other investment companies that hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

C.          Fixed Income. The Fund may invest in other investment companies that hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

D.	Foreign Securities.

1.           General. To the extent that the Fund invests in foreign investment companies, or in domestic funds that hold portfolios of foreign securities, it will be subject to certain considerations and risks that are not typically associated with investing in underlying funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

2.           Emerging Markets Securities. The Fund may purchase ETFs that invest in, or other investment companies that are located in, emerging market securities. To the extent the Fund invests in such securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular closed-end fund.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

E.          Derivatives. The Fund may enter into various derivative transactions in an attempt to decrease the Fund’s exposure to general equity market risks, including transactions in futures contracts on equity indices, short-selling ETF shares or options on ETF shares.

1.           Futures on Indices. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. The Fund’s futures contracts generally will be satisfied by payment of the change in the cash value of the related index (that is, cash-settled). Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities will be required to close out the position if it is cash-settled. From time to time, however, the Advisor may elect to close out the Fund’s position in a particular futures contract by entering into an offsetting transaction in a matching futures contract. If the offsetting purchase price (including the related transaction costs) is less than the original sale price of the existing futures contract, the Fund will realize a gain; if it is more, the Fund will realize a loss. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures broker. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Positions in futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions. If the maximum permissible price movement is achieved on any trading day, no more trades may be executed above (or below, if the price has moved downward) that limit. If the Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction.

If the Fund were unable to liquidate a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. That Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or to designate liquid assets on its books and records.

2.           Short-Selling ETF Shares. The Fund may make short sales of ETF shares. The Fund’s short sales typically will be with respect to ETFs that it does not own, but has identified or made arrangements to acquire in time to satisfy the short sale. From time to time, the Fund also may enter into a short sale transaction with respect to ETF shares that it holds in its portfolio.

If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero. When the Fund short sells ETF shares that it owns (or has the right to obtain), it will set aside ETF shares equivalent in kind and amount to the short sale (or other securities exchangeable into such ETF shares) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing such short sales. Until the Fund replaces any borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management. The Fund also will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales.

3.           Options. The Fund may enter into option transactions, including buying and selling options on ETFs and on securities indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market. The use of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The use of options on ETF shares may provide a less expensive, more expedient or more specifically focused way to invest than a direct investment in the underlying ETF. If successful as a hedging strategy, the option transaction can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the underlying ETF being hedged. However, in the case of call options, such strategy can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged ETF. To the extent that a hedge matures prior to or after the disposition of the hedged ETF, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment. The Fund may hold an option position until its expiration, or it can close out such a position before then at current value if a liquid secondary market is available. If the Fund cannot close out a position, it may suffer a loss apart from any loss or gain experienced at the time the Fund decided to close the position.

Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

4.           Derivative Risks Generally. There are certain risks involved in the use of derivatives as a hedging strategy. For example, there is a risk that the movement in the prices of the index or instrument underlying an option (i.e., the ETF shares) may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in losses. There is a risk that the Advisor could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such a case, the Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause the Fund’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and the Advisor’s accuracy in predicting the future changes in securities price movements. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options, and may halt trading if the price of the option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions.

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry (other than investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

3. Illiquid Securities. The Fund will not invest more than 15% of its net assets in securities that are illiquid or restricted at the time of purchase.

4. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

INVESTMENT ADVISOR

The Advisor is SMI Advisory Services, LLC, 422 Washington Street, Columbus, IN 47201. The Advisor is a joint venture between Omnium Investment Company, LLC, and Marathon Partners, LLC. Omnium Investment Company was formed in 2005 and is controlled by Anthony Ayers and Eric Collier. Mr. Ayers and Mr. Collier also own Omnium Capital, LLC, which has served as general partner and provided investment advice to a private investment partnership since 2002. Marathon Partners was formed in 2005 by Austin Pryor, Mark Biller and the other senior personnel of Sound Mind Investing, a Christian non-denominational financial newsletter. Austin Pryor is the sole proprietor of Sound Mind Investing, and Mark Biller serves as Executive Editor of the Sound Mind Investing newsletter and online services. The Sound Mind Investing newsletter was first published in 1990 and currently has over 11,000 subscribers. The newsletter provides investment recommendations to thousands of subscribers using a variety of investment strategies, including the fund upgrading strategy that will be used to manage the Fund. The Advisor also manages the Sound Mind Investing Fund which commenced operations on December 2, 2005 and, as of August 31st, 2006, had assets in excess of $145 million.

Under the terms of the management agreement (the “Advisory Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee based on the Fund’s average daily net assets as follows:

Fund Assets	Management Fee
$1 - $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%

The Advisor contractually has agreed to waive its management fee and/or reimburse expenses, but only to the extent necessary to maintain the Fund’s total operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), at 1.50% of the Fund’s average daily net assets through October 31, 2008. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

The Advisory Agreement was approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at an in-person meeting held on ________, 2006. A discussion of the factors that the Board of Trustees considered in approving the Fund’s Advisory Agreement will be contained in the Fund’s initial semi-annual report to shareholders.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Advisor retains the right to use the name Sound Mind Investing in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the name Sound Mind Investing automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

The Advisor, not the Fund, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

The Advisor’s investment team is jointly and primarily responsible for the day-to-day management of the Fund. Eric Collier, Anthony Ayers and Mark Biller (each a “Portfolio Manager,” or collectively, the “Portfolio Managers”) comprise the Advisor’s investment team. As of August 31, 2006, each Portfolio Manager was responsible for the management of the following types of other accounts in addition to the Fund:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Eric Collier	Registered Investment Companies: 1 Pooled Investment Vehicles: 1 Other Accounts: 0	Registered Investment Companies: $145 million Pooled Investment Vehicles: $10 million Other Accounts: N/A	Registered Investment Companies: 0 Pooled Investment Vehicles: 1 Other Accounts: N/A	Registered Investment Companies: 0 Pooled Investment Vehicles: $10 million Other Accounts: N/A
Anthony Ayers	Registered Investment Companies: 1 Pooled Investment Vehicles: 1 Other Accounts: 0	Registered Investment Companies: $145 million Pooled Investment Vehicles: $10 million Other Accounts: N/A	Registered Investment Companies: 0 Pooled Investment Vehicles: 1 Other Accounts: N/A	Registered Investment Companies: 0 Pooled Investment Vehicles: $10 million Other Accounts: N/A
Mark Biller	Registered Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 0	Registered Investment Companies: $145 million Pooled Investment Vehicles: N/A Other Accounts: N/A	Registered Investment Companies: 0 Pooled Investment Vehicles: N/A Other Accounts: N/A	Registered Investment Companies: 0 Pooled Investment Vehicles: N/A Other Accounts: N/A

The Portfolio Managers do not receive a salary or other compensation from the Advisor, but share in the Advisor’s annual profits based upon their indirect respective ownership of the Advisor.  Mr. Biller shares in any profits of the Advisor indirectly through his ownership of Marathon Partners, LLC, while Mr. Collier and Mr. Ayers indirectly share in any profits of the Advisor through their ownership of Omnium Investment Company, LLC.  The Advisor is a joint venture between Marathon Partners and Omnium Investment Company.

The Portfolio Managers receive compensation from other sources, as described below.  For his duties as Executive Editor of the Sound Mind Investing newsletter, Mr. Biller receives a fixed annual salary and a share of the newsletter’s annual net profits through a profit-sharing plan that allocates a percentage of profits to certain senior employees based on his tenure, specific job responsibilities, and recent job performance.

Mr. Collier and Mr. Ayers currently do not receive a fixed or variable salary for their duties as portfolio managers at Omnium Capital.  As owners of the firm, however, they share in Omnium Capital’s annual net profits, which are allocated based upon each such person’s ownership interest. As of the date of this SAI, Omnium Capital managed a private investment partnership and was entitled to receive a management fee and a performance-based incentive fee for its services. The incentive fee is equal to 20% of the appreciation in each limited partner’s capital account as of the last day of the fiscal year (net of the management fees and all other expenses and subject to the recovery of losses incurred in prior periods) over the higher of (i) the beginning value of the account on the first day of the fiscal year or (ii) the high-water mark (i.e., the highest account value for which a performance fee was awarded during the preceding fiscal years). The management fee is paid quarterly and the incentive fee is paid annually.

The performance fee currently received, indirectly, by Mr. Collier and Mr. Ayers as principals of Omnium Capital may create a potential conflict of interest by providing an incentive for Mr. Collier and Mr. Ayers to allocate mutual fund investments with greater capital appreciation opportunities to the private investment partnership rather than to the Fund. Mr. Biller, Senior Portfolio Manager of the Fund, is not an officer, director or portfolio manager of the private investment partnership or its manager, Omnium Capital, LLC. Mr. Biller has final authority regarding all portfolio transactions and trading practices of the Fund. In an attempt to prevent any potential conflict of interest, the Portfolio Managers of the private investment partnership will notify the Advisor’s Chief Compliance Officer and Mr. Biller in advance of all proposed investments by the private investment partnership in open-end mutual funds. The Chief Compliance Officer will compare all such notifications to the private investment partnership’s official records in order to certify their accuracy. This notification and certification process is designed to make Mr. Biller aware of all mutual fund trades made by the private investment partnership, so that he can confirm that the private investment partnership is not given any preferential treatment relative to the Fund in terms of investment allocation.

Because the Fund will be managed using a similar strategy to that currently used to manage the private investment partnership, Omnium Capital intends to close the private investment partnership as soon as practicable after commencement of the Fund’s operations, and will encourage investors to transfer their interests in the private investment partnership to the Fund. As a result of closing out the private investment partnership, the potential for conflicts of interest listed above relating to Mr. Collier’s and Mr. Ayers’ dual management of the private investment partnership and the Fund will be end.

In his role as Executive Editor of the Sound Mind Investing Newsletter, Mr. Biller recommends the fund upgrading investment strategy that is similar to the strategy used to manage a significant portion of the Fund’s assets. The Fund’s underlying investments may change frequently, because its portfolio is monitored daily, while the Newsletter is only published monthly. This means that Mr. Biller’s recommendations to newsletter subscribers and his purchases and sales on behalf of the Fund with respect to the portion managed using the fund upgrading strategy will not be the same. The Fund may invest in certain mutual funds before the recommendations to invest in those funds are disseminated to newsletter subscribers.

Each Portfolio Manager may engage in portfolio management activities for his own personal account(s) and/or the accounts of family members for no compensation; as a result, each Portfolio Manager is engaged in activities other than on behalf of the Fund, and may have conflicts of interest in allocating research and time spent managing these various accounts.

As soon as practicable after the Fund’s effectiveness, the Portfolio Managers have committed to purchase shares of the Fund in the following ranges:

Portfolio Manager	Dollar Range of Fund Shares
Eric Collier	$10,001-$50,000
Anthony Ayers	$1-$10,000
Mark Biller	$1-$10,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Date of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment adviser, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

* The address for each trustee is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of __ series.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. The Audit Committee met six times during the year ended December 31, 2005.

The Pricing Committee of the Board of Trustees is responsible for reviewing and approving the Advisor’s fair valuation determinations, if any.  The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value.  The Pricing Committee was recently established and held no meetings during the year ended December 31, 2005.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address*, (Date of Birth), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Terrance P. Gallagher, JD, CPA (1958) Vice President, July 2006 to present; Interim Chief Financial Officer and Treasurer, August 2006 to present

Senior Vice President, Director of Compliance of Unified Fund Services, Inc., the Trust's administrator, since November, 2004; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since October 2005; Partner in Precision Marketing Partners and The Academy of Financial Services Studies, LLC from December 1998 to October 2004;  Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds from February 1987 to November 1998.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather Bonds (1975) Secretary, July 2005 to present; Assistant Secretary , September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of __ series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Trust.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2005.

Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald Tritschler	None	None
Stephen Little	None	None
Daniel Condon	None	None

* The Trust currently consists of __ series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Trust on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and each series incurs its expenses at the same rate.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$1,250	$0	$0	$45,000
Stephen A. Little, Chairman of the Board	$1,250	$0	$0	$45,000
Daniel J. Condon, Trustee	$972	$0	$0	$35,000
Non-Independent Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Ronald C. Tritschler, Trustee	$972	$0	$0	$35,000
Anthony J. Ghoston, President and CEO	$0	$0	$0	$0
Terrance P. Gallagher, Vice President, Interim Chief Financial Officer and Treasurer	$0	$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$4,167	$0	$0	$150,000***
Heather Bonds, Secretary	$0	$0	$0	$0

* The Trust currently consists of __ series.

** The Trust incurs up to $20,000 to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisors to the series of the Trust, attendance at compliance seminars, etc. Actual expenses incurred will be shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor. The Trustees and officers of the Trust, as a group, own no shares of the Fund. The Fund’s Portfolio Managers have committed to purchase shares of the Fund as soon as possible after the Fund commences operations and will, therefore, constitute the Fund’s sole control persons and principal shareholders until public shareholders purchase shares of the Fund.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Unified Fund Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all of persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Trust, the Advisor and the Fund’s Distributor have each adopted a Code of Ethics (the “Code”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Codes from the Fund, free of charge, by calling Shareholder Services at (877) 764-3863. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Fund, the Advisor, nor any of their affiliates receive any portion of this fee.  Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor and any affiliated persons of the Advisor are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. The Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

PROXY VOTING POLICY

The Trust and the Fund’s Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Advisor’s proxy voting policy requires the Advisor to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Advisor’s policy underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Advisor’s policy dictates that the Advisor vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Advisor on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policies by calling Shareholder Services at (877) 764-3863. or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the fund accounting agent. The fund accounting agent maintains a pricing review committee, and the committee may, from time to time, seek valuation directly from an Independent Trustee on good faith pricing issues. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= Net Asset Value Per Share
Shares Outstanding

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the being redeemed is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Dividends out of net investment income (generally interest income and dividends received on investments, less expenses), together with distributions of net realized short-term capital gains and certain foreign currency gains, are generally taxable as ordinary income to shareholders who are subject to federal income taxes, whether or not reinvested. As a result of recent federal tax legislation, qualifying distributions paid out of the Fund’s investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income. Distributions of the excess, if any, of net long-term capital gains over net short-term capital losses (“net capital gain”) designated by the Fund as capital gain dividends will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in the Fund’s shares, regardless of how long the shareholders have held the Fund’s shares. Long-term capital gains to the Fund require the holding of assets for more than one year.

A redemption of the Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•

Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•

Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction.

The use of hedging strategies, such as selling (writing and purchasing) options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith.

Certain futures contracts in which the Fund may invest will be “section 1256 contracts.” Section 1256 contracts the Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a “mixed straddle” with respect to which it has made an election not to have the following rules apply, must be “marked-to-market” (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax described above. These rules may operate to increase the amount that the Fund must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.

Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which the Fund may invest. Code section 1092 defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options and futures contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under Code section 1092 also provides certain “wash sale” rules, which apply to transactions where a position is sold at a lose and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

If the Fund has an “appreciated financial position” – generally, an interest (including an interest through an option or futures contract or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures currency contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Unified Fund Services, Inc. (“Unified”), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund’ transfer agent, fund accountant, and administrator.  A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (“UFS”), the parent company of Unified.  Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions.  For its services as a transfer agent, Unified receives an annual fee from the Fund of $16.80 per shareholder account (subject to a minimum annual fee of $18,000).

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services.  For its services as fund accountant, Unified receives an annual fee from the Fund equal to the following percentages of the Fund’s average net assets: 0.04% of the first $100 million; 0.02% from $100 million to $250 million; and 0.01% of assets over $250 million (subject to a $25,000 annual minimum).

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.  For these services, Unified receives an annual fee from the Fund equal to the following percentages of the Fund’s average net assets: 0.09% of the first $100 million; 0.06% from $100 million to $250 million; and 0.03% of assets over $250 million per year (subject to a $30,000 annual minimum).

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd. (“Cohen”), 800 Westpoint Parkway, Suite 1100 Westlake, Ohio 44145, has been selected as independent registered public accounting firm for the Fund for its initial fiscal year. Cohen will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. A Trustee and certain officers of the Trust are shareholders of UFS, the parent company of the Distributor, and an officer of the Trust is an officer of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.

FINANCIAL STATEMENTS

The Fund recently commenced operations and, as a result, has no financial statements.

PART C. OTHER INFORMATION

Item 22.	Exhibits

(1) (a)	Financial Statements included in Part A: None.

(b)	Financial Statements included in Part B: None.

(2) (a) (i)

Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(ii)

First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(iii)

Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(iv)	Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed herewith.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts.

1. (a)

Copy of Registrant’s Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(b)

Copy of Side Letter Agreement with Ariston Capital Management Corp, dated September 12, 2005, regarding fee waiver and expense reimbursement with respect to the ACM Convertible Securities Fund for the 2006 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated May 1, 2006 and incorporated herein by reference.

2.

Copy of Registrant’s Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3.

Copy of Registrant’s Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4.

Copy of Registrant’s Management Agreement with Spectrum Advisory Services, Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5.

Copy of Registrant’s Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

6.	Copy of Registrant’s Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund – None.

7.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

8.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

9.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

10. (a)

Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(b)

Copy of Amended and Restated Side Letter Agreement with Crawford Investment Counsel, Inc., dated April 26, 2006, regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for the 2006 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated May 1, 2006 and incorporated herein by reference.

11. (a)

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Copy of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Capital Value Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2006 and incorporated herein by reference.

12. (a)

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Copy of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Allocation Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2006 and incorporated herein by reference.

13. (a)

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Copy of Side Letter Agreement with IMS Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the IMS Strategic Income Fund for the 2007 fiscal year – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2006 and incorporated herein by reference.

14. (a)

Copy of Registrant’s Management Agreement with Chinook Capital Management approved September 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Chinook Capital Management regarding fee waiver and expense reimbursement with respect to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(c)

Form of Side Letter Agreement with Chinook Capital Management regarding fee waiver and expense reimbursement with respect to the Chinook Emerging Growth Fund Class I shares – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

15. (a)

Copy of Registrant’s Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Marco Investment Management, LLC regarding fee waiver and expense reimbursement with respect to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

16.

Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

17. (a)

Copy of Registrant’s Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Leader Capital Corporation regarding fee waiver and expense reimbursement with respect to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

18.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

19.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

20.

Copy of Registrant’s Management Agreement with Chicken Little Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

21. (a)

Copy of Registrant’s Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 27 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

22.

Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Abacus Bull Moose Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

23. (a)

Copy of Registrant’s Management Polynous Capital Management, Inc. with regard to the Polynous Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Polynous Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

24.

Copy of Registrant’s amended and restated Management Agreement with Iron Financial Management, Inc., dated January 30, 2006, with regard to Iron Market Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

25. (a)

Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Fixed Income Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

26.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Howe & Rusling Inc. with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

27. (a)

Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

28.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Robinson Investment Group, Inc. with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

29. (a)

Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Large Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

30.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Northstar Capital Management Inc. with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

31.

Copy of Registrant’s Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

32. (a)

Copy of Registrant’s Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Quixote Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the QCM Absolute Return Fund - Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

33. (a)

Copy of Registrant’s Management Agreement with The Symphony Wealth Management, LLC with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(b)

Form of Amended and Restated Side Letter Agreement with The Symphony Wealth Management, regarding fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A June 13, 2006 and incorporated herein by reference.

34. (a)

Copy of Sub-Advisory Agreement between The Symphony Wealth Management, LLC and Breen Financial Corporation with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with between The Symphony Wealth Management, LLC and Breen Financial Corporation regarding sub-advisory fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

35. (a)

Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Multi-Strategy Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Multi-Strategy Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

36. (a)

Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Option & Income Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Option & Income Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

37. (a)

Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Sector Opportunity Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Sector Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

38. (a)

Copy of Registrant’s Management Agreement with Tributary Capital Management, LLC with regard to Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Tributary Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

39. (a)

Copy of Registrant’s Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(b)

Copy of Executed Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Large Cap Fund– Filed with Registrant’s registration statement on Form N-1A dated May 22, 2006 and incorporated herein by reference.

40. (a)

Copy of Registrant’s Management Agreement with Iron Financial Management, Inc., with regard to Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated May 3, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Iron Financial Management, Inc., regarding fee waiver and expense reimbursement with respect to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

41. (a)

Copy of Registrant’s Management Agreement with Leeb Capital Management, Inc. with regard to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Leeb Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

42. (a)

Copy of Registrant’s Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

43. (a)	Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Alpha Growth Institutional Fund – To be filed.

(b)	Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Alpha Growth Institutional Fund – To be filed.

44. (a)	Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Alpha Value Institutional Fund – To be filed.

(b)	Form of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Alpha Value Institutional Fund – To be filed.

45. (a)	Copy of Registrant’s Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Managed Volatility Fund – To be filed.

(b)	Form of Side Letter Agreement with SMI Advisors, LLC regarding fee waiver and expense reimbursement with respect to the Sound Mind Investing Managed Volatility Fund – To be filed.

(e) (1)

Underwriting Contracts. Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(2)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(6)

Underwriting Contracts. Copy of Distribution Agreement between Registrant and Polynous Securities, LLC, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

(1)

Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2) (a)

           Custodian Agreement. Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b)

Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(3)

Special Custody and Pledge Agreement, by and among, Registrant, Goldman, Sachs & Co., Quixote Capital Management, LLC, and U.S. Bank National Association with respect to the QCM Absolute Return Fund, dated December 2, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h) (1)

Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(2) (a)

Sub-Administration Agreement by and among Unified Fund Services, Inc., Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds, dated as of September 23, 2005.

(b)	Letter Agreement between Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds waiving fees for 2006 fiscal year.

(3)

Global Security Risk Screen and Certification Agreement by and between The Roosevelt Investment Group, Inc., as adviser to the Abacus Bull Moose Growth Fund, and Conflict Securities Advisory Group, dated as of March 28, 2006, relating to global security risk screening for the Abacus Bull Moose Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

(i)

Legal Opinion and Consent – Legal Opinion and Consent of Thompson Hine LLP issued in connection with the issuance of shares by the Symons Institutional Funds and Sound Mind Investing Managed Volatility Fund – To be filed.

(j)	Other Opinions – None.

(k)	Omitted Financial Statements – None.

(l)

Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m) (1)	Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)

Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(3)

Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(4)	Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)	Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(6)	Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(7)	Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

(8)	Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(9)	Copy of Rule 12b-1 Distribution Plan for the Abacus Bull Moose Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(10)	Copy of Rule 12b-1 Distribution Plan for the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(11)	Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(12)	Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated June 13, 2006 and incorporated herein by reference.

(13)

Copy of Distribution Coordination Agreement for each of The Symphony Wealth Management Ovation Fund Class A and Class C shares – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(14)

Copy of Rule 12b-1 Distribution Plan with respect to the Class C shares of each of the GERONIMO Funds – Filed with Registrant’s registration statement on Form N-1A dated December 7, 2005 and incorporated herein by reference.

(15)	Copy of Rule 12b-1 Distribution Plan with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated June 30, 2006 and incorporated herein by reference.

(16)

Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(17)

Copy of Rule 12b-1 Distribution Plan with respect to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(18)	Copy of Rule 12b-1 Distribution Plan with respect to the Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(19)	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(20)	Copy of Rule 12b-1 Distribution Plan with respect to the Symons Alpha Growth Institutional Fund – To be filed.

(21)	Copy of Rule 12b-1 Distribution Plan with respect to the Symons Alpha Value Institutional Fund – To be filed.

(n) (1)	Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(2)	Copy of Rule 18f-3 Plan for The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(3)	Copy of Rule 18f-3 Plan for each of the GERONIMO Funds – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(4)	Copy of Rule 18f-3 Plan for the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

(5)	Copy of Rule 18f-3 Plan for the Leeb Focus Fund – To be filed.

(o)	Reserved.

(p) (1)	Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(2)	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(q) (1)	Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2)	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)	Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

(6)

Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(7)	Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. – Filed with Registrant’s registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

(8)

Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

(9)

Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(10)

Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

(11)

Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(12)

Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(13)

Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(14)

Proxy Voting Policy and Procedures adopted by Chicken Little Fund Group, Inc. with regard to the Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(15)

Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(16)

Proxy Voting Policy and Procedures adopted by Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(17)

Proxy Voting Policy and Procedures adopted by Breen Financial Corporation, as sub-advisor to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(18)

Proxy Voting Policy and Procedures adopted by with Toreador Research & Trading LLC as advisor to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(19)

Proxy Voting Policy and Procedures adopted by Tributary Capital Management, LLC as advisor to Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated April 28, 2006, and incorporated herein by reference.

(20)

Proxy Voting Policy and Procedures adopted by Leeb Capital Management, Inc. as advisor to Leeb Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

(21)

Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

(22)	Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Institutional Funds – To be filed.
(23)	Proxy Voting Policy and Procedures adopted by SMI Advisors, LLC as advisor to Sound Mind Investing Funds – Filed herewith.

Item 23.	Persons Controlled by or Under Common Control with Registrant

None.

Item 24.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 25.	Business and Other Connections of the Investment Advisers

1.

Archer Investment Corporation (“Archer”) serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the NASDR’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

2.

Ariston Capital Management Corp (“Ariston”) serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I available on IAPD.

3.

Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

4.

Breen Financial Corporation (“Breen”) serves as sub-advisor to The Symphony Wealth Management Ovation Fund. Dr. William Breen is the Chairman and CEO of Breen and Mr. James Breen is the President. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

5.

Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

6.

Chicken Little Fund Group, Inc. (“CLG”) serves as investment adviser to the Chicken Little Growth Fund, a series of Registrant. Mr. Stephen Coleman serves as President and Chief Investment Officer of CLG. Further information about CLG can be obtained from the Form ADV Part I of CLG available on the IAPD.

7.

Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I available on the IAPD.

8.

Dreman Value Management, LLC (“Dreman”) serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I available on the IAPD.

9.

Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

10.

Gamble, Jones, Morphy & Bent (“GJMB”) serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

11.

GERONIMO Partners Asset Management (“GERONIMO”) serves as the investment adviser for the GERONIMO Funds, each a series of the Trust. Mr. David Prokupek serves as Managing Member and Chief Investment Officer. Further information about GERONIMO, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

12.

GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I available on the IAPD.

13.

Howe & Rusling, Inc. (“H&R”) serves as sub-adviser to Monteagle Fixed Income Fund. Mr. Thomas Rusling is the Senior Investment Officer of H&R. Further information about H&R can be obtained from its Form ADV Part I available on the IAPD.

14.

IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

15.

Iron Financial Management, Inc. serves as investment advisor to the Iron Market Opportunity Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

16.

Leader Capital Corporation (“Leader”) serves as the investment advisor to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I available on the IAPD.

17.

Marco Investment Management, LLC serves as the investment advisor to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I available on the IAPD.

18.

Nashville Capital Corporation (“NCC”) serves as investment advisor to each of Monteagle Large Cap Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund, each a series of Registrant. Mr. Lawrence Catlett is the President of NCC. Further information about NCC can be obtained from its Form ADV Part I available on the IAPD.

19.

Northstar Capital Management, Inc. (“Northstar”) serves as sub-advisor to Monteagle Large Cap Growth Fund. Mr. H. Kent Mergler is the Chairman, and Mr. Stephen Mergler is the President, of Northstar. Further information about Northstar can be obtained from its Form ADV Part I available on the IAPD.

20.

Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund. Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable and William A. Pekin all are executive officers. Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

21.

Polynous Capital Management, Inc. (“Polynous”) serves as investment advisor to the Polynous Growth Fund. Mr. Kevin Wenck is the President of Polynous. Further information about Polynous can be obtained from its Form ADV Part I available on the IAPD.

22.

Quixote Capital Management, LLC (“Quixote”) serves as investment advisor to the QCM Absolute Return Fund, a series of Registrant. Mr. Troy Johnson, and Mr. Jerry Pal are both principals of Quixote. Further information about Quixote can be obtained from the Form ADV Part I of Quixote available on the IAPD.

23.

Robinson Investment Group, Inc. (“Robinson”) serves as sub-advisor to Monteagle Value Fund. Mr. Russell Robinson is the President of Robinson. Further information about Robinson can be obtained from its Form ADV Part I available on the IAPD.

24.

SMI Advisory Services, LLC (“SMI”) serves as investment advisor to the Sound Mind Investing Fund and Sound Mind Investing Managed Volatility Fund, each a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

25.

Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about can be obtained from the Form ADV Part I available on the IAPD.

26.

StoneRidge Investment Partners, LLC (“SIPL”) serves as the investment advisor for the StoneRidge Small Cap Growth Fund, a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I available on the IAPD.

27.

Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Alpha Value Institutional Fund and Symons Alpha Growth Institutional Fund, each a series of the Trust. Edward L. Symons, Jr. is the Chairman and Founder, Colin E. Symons, CFA is the Chief Investment Officer. Christopher C. Hoel, Vickilynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons. Further information about Symons can be obtained from the Form ADV Part I available on the IAPD.

28.

The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Abacus Bull Moose Growth Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

29.

The Symphony Wealth Management (“Symphony”) serves as investment advisor to The Symphony Wealth Management Ovation Fund. Mr. Chris Bach serves as the President of Symphony, Dr. William Breen is the Chief Investment Officer and Mr. James Breen is the Chief Portfolio Manager. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

30.

Tributary Capital Management, LLC (“Tributary”) serves as investment advisor to Tributary Income Fund. Mr. David C. Johnson is the Managing Director and Ms. Tiffani D. Boskovich is a Portfolio Manager and Chief Compliance Officer of Tributary. Further information about Tributary can be obtained from its Form ADV Part I available on the IAPD.

31.

Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

32.

NS Investment Partners, LLC (“NSIP”), serves as investment advisor to the NS Small Cap Growth Fund. Peter Niedland and Mark Schlegel serve as managers of NSIP. Further information about NSIP can be obtained from its Form ADV Part I available on the IAPD.

33.

Leeb Capital Management, Inc. (“Leeb”), serves as investment advisor to the Leeb Focus Fund. Steven L. Leeb is the President and Donna A. Leeb and Steven Fishman are executive officers. Further information about Leeb can be obtained from its Form ADV Part I available on the IAPD.

Item 26.	Principal Underwriters

Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

(a)

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Dividend Growth Trust, Sparrow Funds, and TrendStar Investment Trust.

(b)	The directors and officers of Unified Financial are as follows:

Name	Title	Position with Trust
Melissa K. Gallagher	President	None
Stephen D. Highsmith, Jr.	Director, Senior Vice President, Secretary and Treasurer	None
D. Eric McKenzie	Assistant Vice President	None
Karyn E. Cunningham	Controller	None
Terry Gallagher	Chief Compliance Officer	Vice President, Interim Chief Financial Officer and Treasurer

(c)	Not applicable.

Item 27.	Location of Accounts and Records

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Polynous Securities, LLC

One Pine Street, Suite 2208

San Francisco, CA 94111

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Archer Investment Corporation

7970 Clearwater Court

Indianapolis, IN 46256

Ariston Capital Management Corp

40 Lake Bellevue Drive, Suite 220

Bellevue, Washington 98005

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

Breen Financial Corporation

1603 Orrington Ave., Suite 1044

Evanston, IL 60201

Chicken Little Fund Group, Inc.

1310 Papin Street, Suite 104

St. Louis, MO 63103

Chinook Capital Management

4380 SW Macadam Ave

Suite 250

Portland, OR 97239

Crawford Investment Counsel, Inc.

100 Galleria Parkway

Suite 980

Atlanta, GA 30339

Dreman Value Management, LLC

520 East Cooper Avenue

Suite 230-4

Aspen, CO 81611

Financial Counselors, Inc.

442 West 47th Street

Kansas City, Missouri

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd., Suite 802

Pasadena, California 91101

GERONIMO Partners Asset Management, LLC

700 17th Street, 24th Floor

Denver, Colorado 80202

GLOBALT, Inc.

3060 Peachtree Road, N.W.

One Buckhead Plaza, Suite 225

Atlanta, Georgia 30305

Howe & Rusling, Inc.

120 East Avenue

Rochester, NY 14604

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, Illinois 60093

Leader Capital Corporation

121 SW Morrison St.

Suite 425

Portland, OR 97204

Leeb Capital Management, Inc.

500 Fifth Avenue, 57th Floor

New York, NY 10110

Marco Investment Management, LLC

300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Nashville Capital Corporation

209 10th Avenue South

Nashville, TN 37203

Northstar Capital Management, Inc.

4400 PGA Boulevard, Suite 600

Palm Beach Gardens, Florida 33410

Pekin Singer Strauss Asset Management, Inc.

21 S. Clark Street, Suite 3325

Chicago, IL 60603

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

Robinson Investment Group, Inc.

5301 Virginia Way, Suite 150

Brentwood, TN 37027

SMI Advisory Services, LLC

422 Washington Street

Columbus, IN 47201

Spectrum Advisory Services, Inc.

1050 Crown Pointe Parkway

Atlanta, GA 30338

StoneRidge Investment Partners, LLC

3421 Saint Davids Road

Newtown Square, PA 19073

Symons Capital Management, Inc.

250 Mt. Lebanon Blvd., Suite 301

Pittsburgh, Pennsylvania 15234

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Tributary Capital Management, LLC

215 W. Oak Street, Suite 201

Fort Collins, CO 80521

Toreador Research & Trading LLC

255 West Fallbrook, Suite 204

Fresno, California  93711

NS Investment Partners, LLP

1055 Westlakes Drive

Suite 300

Berwyn, PA 19312

Each advisor will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 28.	Management Services

None.

Item 29.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on October 13, 2006.

UNIFIED SERIES TRUST

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Daniel Condon *	Trustee	October 13, 2006
Daniel Condon
/s/ Gary E. Hippenstiel__* Gary E. Hippenstiel	Trustee	October 13, 2006
/s/ Stephen Little * Stephen Little	Trustee	October 13, 2006
/s/ Ronald Tritschler * Ronald Tritschler	Trustee	October 13, 2006

* Anthony J. Ghoston

Anthony J. Ghoston, Attorney in Fact

Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit Number	Description

EX.99.q	Copy of Proxy Voting Policy adopted by Leeb SMI Advisors, LLC with regard to the Sound Mind Investing Fund and Sound Mind Investing Managed Volatility Fund